Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 18—Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2018 and 2019.

PARENT COMPANY BALANCE SHEETS

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	137,852,519	70,050,747	10,041,390
Other receivables—intercompany	—	63,037,292	9,036,050
Total current assets	137,852,519	133,088,039	19,077,440
OTHER ASSETS
Investment in subsidiaries	183,488,228	292,086,089	41,868,939
Total assets	321,340,747	425,174,128	60,946,379
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Current portion of shareholder loan	—	1,395,240	200,000
OTHER LIABILITIES
Non-current shareholder loan	2,419,278	1,063,871	152,500
Total liabilities	2,419,278	2,459,111	352,500
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, $0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding of December 31, 2018 and 2019, respectively	5,910	5,910	861
Class A ordinary shares, $0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2018 and 2019	13,095	13,095	2,011
Class B ordinary shares, $0.0001 par value, 466,967,730 shares authorized, 79,884,430 shares issued and outstanding of December 31, 2018 and 2019	52,005	52,005	7,988
Additional paid-in capital	168,166,990	168,166,990	24,105,815
Retained earnings	129,526,973	229,177,894	32,851,394
Statutory reserves	19,647,831	22,201,382	3,182,446
Accumulated other comprehensive income	1,508,665	3,097,741	443,364
Total shareholders’ equity	318,921,469	422,715,017	60,593,879
Total liabilities and shareholders’ equity	321,340,747	425,174,128	60,946,379

PARENT COMPANY STATEMENTS OF INCOME

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	—	(1,838,494)	(7,972,189)	(1,142,770)
Total operating expenses	—	(1,838,494)	(7,972,189)	(1,142,770)
LOSS FROM OPERATIONS		(1,838,494)	(7,972,189)	(1,142,770)
OTHER INCOME (EXPENSE)
Interest income	—	—	1,025,954	147,065
Finance expense	—	(345)	(5,456)	(782)
Equity income of subsidiaries and VIE	73,337,971	91,056,631	109,156,163	15,646,937
Total other income, net	73,337,971	91,056,286	110,176,661	15,793,220
NET INCOME	73,337,971	89,217,792	102,204,472	14,650,450
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(250,623)	1,759,288	1,589,076	227,785
COMPREHENSIVE INCOME	73,087,348	90,977,080	103,793,548	14,878,235

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	73,337,971	89,217,792	102,204,472	14,650,450
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(73,337,971)	(91,056,631)	(109,156,163)	(15,646,937)
Change in operating assets and liabilities
Other receivables - intercompany	—	—	(62,298,143)	(8,930,097)
Net cash used in operating activities	—	(1,838,839)	(69,249,834)	(9,926,584)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares	—	137,738,000	—	—
Proceeds from related party loans	—	2,419,278	—	—
Net cash provided by financing activities	—	140,157,278	—	—
EFFECT OF EXCHANGE RATE ON CASH	—	(465,920)	1,448,063	207,572
CHANGES IN CASH AND CASH EQUIVALENTS	—	137,852,519	(67,801,771)	(9,719,012)
CASH AND CASH EQUIVALENTS, beginning of year	—	—	137,852,519	19,760,402
CASH AND CASH EQUIVALENTS, end of year	—	137,852,519	70,050,748	10,041,390